Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Liabilities

16. ACCRUED LIABILITIES

Accrued liabilities consisted of the following as of December 31, 2023:

	December 31, 2023	December 31, 2022
Salaries, wages and benefits	$2,899,068	$1,796,443
Passenger Taxes	2,316,881	1,647,319
Aircraft fuel	1,434,563	1,595,324
Contracted ground and aviation services	2,199,770	1,154,409
Maintenance	1,081,416	1,115,293
Aircraft Rent	3,383,587	986,762
Other	4,150,035	1,163,079
Accrued liabilities	$17,465,320	$9,458,629